Property, Plant and Equipment (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment:
Property, plant and equipment at January 1	€ 2,460,000
Property, plant and equipment at December 31	4,188,000	€ 2,460,000
Gross Carrying Amount [Member]
Property, Plant and Equipment:
Property, plant and equipment at January 1	3,752,000	2,962,000
production line under construction	2,378,000	886,000
Transfers	140,000
Exchange differences	(71,000)	(96,000)
Property, plant and equipment at December 31	6,052,000	3,752,000
Accumulated depreciation
Property, Plant and Equipment:
Property, plant and equipment at January 1	(1,292,000)	(942,000)
Depreciation charge	(602,000)	(392,000)
Exchange differences	30,000	42,000
Property, plant and equipment at December 31	(1,864,000)	(1,292,000)
Furniture and office equipment
Property, Plant and Equipment:
Property, plant and equipment at January 1	403,000
Property, plant and equipment at December 31	362,000	403,000
Furniture and office equipment | Gross Carrying Amount [Member]
Property, Plant and Equipment:
Property, plant and equipment at January 1	1,080,000	858,000
production line under construction	127,000	255,000
Exchange differences	(25,000)	(33,000)
Property, plant and equipment at December 31	1,182,000	1,080,000
Furniture and office equipment | Accumulated depreciation
Property, Plant and Equipment:
Property, plant and equipment at January 1	(677,000)	(563,000)
Depreciation charge	(160,000)	(137,000)
Exchange differences	17,000	23,000
Property, plant and equipment at December 31	(820,000)	(677,000)
Leasehold improvements
Property, Plant and Equipment:
Property, plant and equipment at January 1	402,000
Property, plant and equipment at December 31	875,000	402,000
Leasehold improvements | Gross Carrying Amount [Member]
Property, Plant and Equipment:
Property, plant and equipment at January 1	704,000	555,000
production line under construction	55,000	184,000
Transfers	578,000
Exchange differences	(23,000)	(35,000)
Property, plant and equipment at December 31	1,314,000	704,000
Leasehold improvements | Accumulated depreciation
Property, Plant and Equipment:
Property, plant and equipment at January 1	(302,000)	(229,000)
Depreciation charge	(145,000)	(85,000)
Exchange differences	8,000	12,000
Property, plant and equipment at December 31	(439,000)	(302,000)
Laboratory equipment
Property, Plant and Equipment:
Property, plant and equipment at January 1	937,000
Property, plant and equipment at December 31	896,000	937,000
Laboratory equipment | Gross Carrying Amount [Member]
Property, Plant and Equipment:
Property, plant and equipment at January 1	1,250,000	858,000
production line under construction	141,000	420,000
Transfers	140,000
Exchange differences	(23,000)	(28,000)
Property, plant and equipment at December 31	1,501,000	1,250,000
Laboratory equipment | Accumulated depreciation
Property, Plant and Equipment:
Property, plant and equipment at January 1	(313,000)	(150,000)
Depreciation charge	(297,000)	(170,000)
Exchange differences	5,000	7,000
Property, plant and equipment at December 31	(605,000)	(313,000)
Assets under construction
Property, Plant and Equipment:
Property, plant and equipment at January 1	718,000
Property, plant and equipment at December 31	2,055,000	718,000
Assets under construction | Gross Carrying Amount [Member]
Property, Plant and Equipment:
Property, plant and equipment at January 1	718,000	691,000
production line under construction	2,055,000	27,000
Transfers	(718,000)
Other	(7,000)
Property, plant and equipment at December 31	€ 2,055,000	€ 718,000